EMPLOYEE BENEFITS - Schedule of employment expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
EMPLOYEE BENEFITS [Abstract]
Salaries and wages	$ 1,337,982	$ 1,268,343	$ 1,024,304
Short-term employee benefits	243,210	181,565	121,882
Other personnel expenses	157,282	133,429	120,150
Total	$ 1,738,474	$ 1,583,337	$ 1,266,336